Property and Equipment	12 Months Ended
Dec. 31, 2018
Property and Equipment [Abstract]
Property and Equipment

NOTE 5 - Property and Equipment

For the nine months ended December 31, 2018, the three months ended March 31, 2018 and the year ended December 31, 2017, the changes in cost of property and equipment were as follows:

	Computer software and equipment	Furniture and fixture	Satellite Equipment	Ground station equipment	Vehicle	Leasehold Improvement	Total
January 1, 2017	$118,911	$10,006	$-	$-	$-	$-	$128,917
Addition	992	-	275,410	-	-	-	276,402
December 31, 2017	119,903	10,006	275,410	-	-	-	405,319
Addition	2,182	-	-	-	-	-	2,182
March 31, 2018	122,085	10,006	275,410	-	-	-	407,501
Addition	198,985	23,338	-	1,854,027	141,971	89,721	2,308,042
December 31, 2018	$321,070	$33,344	$275,410	$1,854,027	$141,971	$89,721	$2,715,543

As of January 1, 2017, construction in progress of $3,660,000 was the payment for the construction of ground station equipment relating to satellite communication system and in-flight system for the Company’s internal use. In 2017, one of the purchase contracts related to onboard equipment became undeliverable. Therefore, the Company reclassified the relevant payment of $410,000 recorded under construction in progress to other receivable. As a result, the balance of construction in progress was reduced to $3,250,000 as of December 31, 2017. For the three months ended March 31, 2018 and nine months ended December 31, 2018, the Company made additional payments for the expenditure of construction in progress. As of March 31, 2018, the balance of construction in progress was $3,254,170. As of December 31, 2018, the balance of construction in progress was $1,311,245 after the Company transferred construction in progress in the amount of $721,799 to R&D expenses and $1,854,027 to ground station equipment.

For the nine months ended December 31, 2018, the three months ended March 31, 2018 and the year ended December 31, 2017, the changes in accumulated depreciation for property and equipment were as follows:

	Computer software and equipment	Furniture and fixture	Satellite Equipment	Ground station equipment	Vehicle	Leasehold Improvement	Total
January 1, 2017	$39,604	$4,221	$-	$-	$-	$-	$43,825
Addition	17,159	1,997	37,611	-	-	-	56,767
December 31, 2017	56,763	6,218	37,611	-	-	-	100,592
Addition	6,275	477	12,438	-	-	-	19,190
March 31, 2018	63,038	6,695	50,049	-	-	-	119,782
Addition	38,091	2,676	41,311	92,701	21,980	5,508	202,267
December 31, 2018	$101,129	$9,371	$91,360	$92,701	$21,980	$5,508	$322,049

On May 1, 2018, the Company and Aerkomm Taiwan entered into a binding memorandum of understanding with Tsai Ming-Yin (the “Seller”) with respect to the acquisition by Aerkomm Taiwan of a parcel of land located in Taiwan. The land is expected to be used to build a satellite ground station and data center. On July 10, 2018, the Company, Aerkomm Taiwan and the Seller entered into a certain real estate sales contract regarding this acquisition. Pursuant to the terms of the contract, and subsequent amendments on July 30, 2018, September 4, 2018, November 2, 2018 and January 3, 2019, the Company paid to the seller in installments refundable prepayment of $33.85 million as of December 31, 2018. The remaining amount of the purchase price, $624,462, which may also be paid in installments, must be paid in full by the Company and Aerkomm Taiwan in cash before January 4, 2019, which was subsequently extended to July 4, 2019. As of December 31, 2018, the estimated commission payable for the land purchase in the amount of $1,387,127 was recorded to the cost of land.